Supplemental Guarantor Financial Information - Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	$ 256,553	$ 188,553	$ 183,557
Additions to property and equipment	(138,262)	(108,000)	(71,562)
Payments for exclusive license agreements, site acquisition costs and other intangible assets	(4,087)	(1,909)	(5,591)
Acquisitions, net of cash acquired	(103,874)	(226,972)	(189,587)
Proceeds from sale of assets and businesses	36,661
Net cash used in investing activities	(209,562)	(336,881)	(266,740)
Proceeds from borrowings of long-term debt		250,000	287,500
Repayment of long-term debt		(200,000)
Proceeds from borrowings under revolving credit facility	452,670	127,657	311,277
Repayments of borrowings under revolving credit facility	(499,551)	(61,539)	(397,667)
Proceeds from issuance of warrants			40,509
Purchase of convertible note hedges			(72,565)
Debt issuance, modification and redemption costs		(14,746)	(7,540)
Payment of contingent consideration		(517)	(750)
Proceeds from exercises of stock options	1,107	810	2,626
Excess tax benefit from stock-based compensation expense	1,985	4,739	24,007
Repurchase of capital stock	(4,731)	(7,156)	(32,409)
Net cash (used in) provided by financing activities	(48,520)	99,248	154,988
Effect of exchange rate changes on cash	(4,049)	(5,984)	1,273
Net increase (decrease) in cash and cash equivalents	(5,578)	(55,064)	73,078
Cash and cash equivalents as of beginning of period	31,875	86,939	13,861
Cash and cash equivalents as of end of period	26,297	31,875	86,939
Eliminations
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	370	(20)	(49)
Additions to property and equipment	(370)
Intercompany fixed asset mark-up		20	49
Investment in subsidiary		102,220	212,348
Funding of intercompany notes payable, net		51,803	4,797
Net cash used in investing activities	(370)	154,043	217,194
Funding from intercompany notes payable		(51,803)	(4,797)
Issuance of capital stock		(102,220)	(212,348)
Net cash (used in) provided by financing activities		(154,023)	(217,145)
Parent
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(12,180)	1,463	(39,202)
Investment in subsidiary		(51,110)	(80,680)
Funding of intercompany notes payable, net		(51,803)	(36,963)
Net cash used in investing activities		(102,913)	(117,643)
Proceeds from borrowings of long-term debt		250,000	287,500
Repayment of long-term debt		(200,000)
Proceeds from borrowings under revolving credit facility	379,400	127,657	311,277
Repayments of borrowings under revolving credit facility	(446,085)	(60,266)	(396,153)
Proceeds from issuance of warrants			40,509
Purchase of convertible note hedges			(72,565)
Repayments of intercompany notes payable	81,286
Debt issuance, modification and redemption costs		(14,746)	(7,540)
Proceeds from exercises of stock options	1,107	810	2,626
Excess tax benefit from stock-based compensation expense	1,985	4,739	24,007
Repurchase of capital stock	(4,731)	(7,156)	(32,409)
Net cash (used in) provided by financing activities	12,962	101,038	157,252
Net increase (decrease) in cash and cash equivalents	782	(412)	407
Cash and cash equivalents as of beginning of period		412	5
Cash and cash equivalents as of end of period	782		412
Guarantors
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	163,004	123,255	193,206
Additions to property and equipment	(81,051)	(57,434)	(50,414)
Payments for exclusive license agreements, site acquisition costs and other intangible assets	(3,890)		(2,609)
Investment in subsidiary		(51,110)	(131,668)
Funding of intercompany notes payable, net	(750)		32,166
Acquisitions, net of cash acquired	(80,503)	(165,433)	(19,997)
Net cash used in investing activities	(166,194)	(273,977)	(172,522)
Repayments of borrowings under revolving credit facility		(4)	(11)
Funding from intercompany notes payable		35,829	(38,171)
Payment of contingent consideration		(201)	(750)
Issuance of capital stock		51,110	80,953
Net cash (used in) provided by financing activities		86,734	42,021
Net increase (decrease) in cash and cash equivalents	(3,190)	(63,988)	62,705
Cash and cash equivalents as of beginning of period	9,391	73,379	10,674
Cash and cash equivalents as of end of period	6,201	9,391	73,379
Non-Guarantors
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	105,359	63,855	29,602
Additions to property and equipment	(56,841)	(50,566)	(21,148)
Payments for exclusive license agreements, site acquisition costs and other intangible assets	(197)	(1,909)	(2,982)
Intercompany fixed asset mark-up		(20)	(49)
Funding of intercompany notes payable, net	750
Acquisitions, net of cash acquired	(23,371)	(61,539)	(169,590)
Proceeds from sale of assets and businesses	36,661
Net cash used in investing activities	(42,998)	(114,034)	(193,769)
Proceeds from borrowings under revolving credit facility	73,270
Repayments of borrowings under revolving credit facility	(53,466)	(1,269)	(1,503)
Funding from intercompany notes payable		15,974	42,968
Repayments of intercompany notes payable	(81,286)
Payment of contingent consideration		(316)
Issuance of capital stock		51,110	131,395
Net cash (used in) provided by financing activities	(61,482)	65,499	172,860
Effect of exchange rate changes on cash	(4,049)	(5,984)	1,273
Net increase (decrease) in cash and cash equivalents	(3,170)	9,336	9,966
Cash and cash equivalents as of beginning of period	22,484	13,148	3,182
Cash and cash equivalents as of end of period	$ 19,314	$ 22,484	$ 13,148